Warrants (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Schedule of Warrant Activities
The table below summarizes the Company’s warrant activities:

	Number of Warrants to Purchase Common Shares	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at January 1, 2023	412,218	$5.72 to 31.60	$23.68
Granted	92,500	5.00	5.00
Forfeited	—	—	—
Exercised	—	—	—

Balance at June 30, 2023	504,718	$5.00 to 31.60	$20.25

Balance at January 1, 2022	412,218	$5.72 to 31.60	$23.68
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—

Balance at June 30, 2022	412,218	$5.72 to 31.60	$23.68

The table below summarizes the Company’s warrant activities:

	Number of Common Shares Warrants	Exercise Price Range Per Share	Weighted Average Exercise Price
Balance at January 1, 2022	412,218	$5.72 to 31.60	$23.68
Granted	—	—	—
Forfeited	—	—	—
Exercised	—	—	—

Balance at December 31, 2022	412,218	$5.72 to 31.60	$23.68

Balance at January 1, 2021	91,117	$5.72	$5.72
Granted	377,351	16.00 to 31.60	26.88
Forfeited	—	—	—
Exercised	(56,250)	16.00	16.00

Balance at December 31, 2021	412,218	$5.72 to 31.60	$23.68

Marpai Warrants
Class of Warrant or Right [Line Items]
Schedule of assumptions used when calculating the issuance date fair value of warrants
The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$16.00
Contractual life of the warrants	0.4 years
Current value of the underlying common stock	$2.58
Expected volatility	40.08%
Expected dividend yield	—%
Risk-free interest rate	0.06%
The following assumptions were used when calculating the issuance date fair value:

Exercise price of the warrants	$20.00
Contractual life of the warrants	5 years
Current value of the underlying common stock	$4.00
Expected volatility	40.08%
Expected dividend yield	0.00%
Risk-free interest rate	1.20%